Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$54,805	$54,805	$54,493	$54,493
Restricted cash	$6,840	$6,840	$6,669	$6,669
Due from related parties, short-term	$17,837	$17,837	$1,361	$1,361
Due to related parties, short-term	$—	$—	$18,489	$18,489
Ship mortgage notes and premium	$658,048	$589,185	$656,552	$657,860
Other long-term debt, net of deferred finance costs	$539,535	$546,614	$485,450	$492,522
Due to related parties, long term	$—	$—	$9,625	$9,625
Loans receivable from affiliates	$16,474	$16,474	$7,791	$7,791

Fair Value of Financial Instruments measured on a Non-Recurring Basis

	Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,805	$54,805	$—		$—
Restricted cash	$6,840	$6,840	$—		$—
Ship mortgage notes and premium	$589,185	$589,185	$—		$—
Other long-term debt(1)	$546,614	$—	$546,614	(1)	$—
Loans receivable from affiliates (2)	$16,474	$—	$16,474	(2)	$—
Due from related parties(3)	$17,837	$—	$17,837	(3)	$—

	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes and premium	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Loans receivable from affiliates (2)	$7,791	$—	$7,791	(2)	$—
Due to related parties, long-term (1)	$9,625	$—	$9,625	(1)	$—
Due from related parties, short-term (3)	$1,361	$—	$1,361	(3)	$—
Due to related parties, short-term	$18,489	$—	$18,489		$—

(1	)The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loans receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
(3	)The fair value of the Company's due from related parties takes into account the counterparty's creditworthiness.